UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                    --------------

                      Excelsior Venture Investors III, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert F. Aufenanger
                            U.S. Trust Company, N.A.
                               225 High Ridge Road
                               Stamford, CT 06905
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                           -------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


EXCELSIOR VENTURE INVESTORS III, LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                                                            VALUE
   UNITS                                                                                   (NOTE 1)
-----------                                                                             ------------
INVESTMENT PARTNERSHIP -- 99.84%
  187,409    Excelsior Venture Partners III, LLC (Cost $93,704,499)                      $ 77,779,489
                                                                                         ------------

TOTAL INVESTMENTS (Cost $93,704,499)                                99.84%                 77,779,489

OTHER ASSETS & LIABILITIES (NET)                                      .16                     127,791
                                                                   ------                ------------

NET ASSETS                                                         100.00%               $ 77,907,280
                                                                   ------                ------------

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.


EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005

  PRINCIPAL                                                   ACQUISITION                   VALUE
AMOUNT/SHARES                                                   DATE ##                    (NOTE 1)
-------------                                                 -----------               ------------
MONEY MARKET INSTRUMENTS -- 32.84%
$ 4,000,000  Washington Bank Mutual Note 2.35%, 02/02/05
               (Cost $4,000,000)                                                         $  4,000,000
  3,000,000  Societe Generale Commercial Paper 2.27%, 02/03/05
               (Cost $2,999,433)                                                            2,999,433
  4,000,000  Coca-Cola Commercial Paper 2.24%, 02/03/05
               (Cost $3,999,253)                                                            3,999,253
  3,000,000  Federal Home Loan Bank Corp. Discount Note 2.23%,
               02/04/05 (Cost $2,999,257)                                                   2,999,257
  4,000,000  Federal National Mortgage Assoc. Discount Note
               2.26%, 02/04/05 (Cost $3,998,996)                                            3,998,996
  3,500,000  UBS Financial Commercial Paper 2.29%, 02/04/05
               (Cost $3,499,111)                                                            3,499,111
  3,750,000  New Center Asset Trust Commercial Paper 2.34%,
               02/08/05 (Cost $3,748,050)                                                   3,748,050
  3,000,000  Morgan Stanley Commercial Paper 2.52%, 02/08/05
               (Cost $2,998,320)                                                            2,998,320
  4,000,000  GE Capital Commercial Paper 2.32%, 02/11/05
               (Cost $3,997,164)                                                            3,997,164
  4,000,000  Bank of America Note 2.23%, 02/14/05
               (Cost $4,000,000)                                                            4,000,000
  4,000,000  Goldman Sachs Commercial Paper 2.51%, 02/17/05
               (Cost $3,994,422)                                                            3,994,422
                                                                                         ------------
             TOTAL MONEY MARKET INSTRUMENTS (Cost $40,234,006)                             40,234,006
                                                                                         ------------
PUBLIC COMPANIES -- 5.36%
  COMMON STOCKS -- 5.36%
    LIFE SCIENCES -- 5.36%
    485,961  Adeza Biomedical Corp.
             (Nasdaq: ADZA)                                                                 6,563,632
                                                                                         ------------
             TOTAL COMMON STOCKS (Cost $3,000,000)                                          6,563,632
                                                                                         ------------
PRIVATE COMPANIES **, #, @ -- 51.39%
  COMMON STOCKS -- 0.00%
    CAPITAL EQUIPMENT -- 0.00%
    157,396  MIDAS Vision Systems, Inc.                           03/03                            --
                                                                                         ------------
    LIFE SCIENCES -- 0.00%
     46,860  Genoptix, Inc.                                       07/03                            --
                                                                                         ------------
                                                                                                   --
                                                                                         ------------
    SEMICONDUCTOR -- 0.00%
    708,955  Monterey Design Systems, Inc.                        06/03                            --
                                                                                         ------------
             TOTAL COMMON STOCKS (Cost $8,750,000)                                                 --
                                                                                         ------------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 -- (CONTINUED)

  PRINCIPAL
AMOUNT/SHARES/                                                 ACQUISITION                  VALUE
PERCENT OWNED                                                    DATE ##                   (NOTE 1)
--------------                                                 -----------               ------------
PREFERRED STOCKS -- 47.02%
  CAPITAL EQUIPMENT -- 0.00%
    933,593  MIDAS Vision Systems, Inc., Series A-1               03/03                  $         --
                                                                                         ------------
  CONSUMER PRODUCTS -- 0.00%
    517,260  Senomyx, Inc., Series E                              11/01                            --
                                                                                         ------------
  ENTERPRISE SOFTWARE -- 9.35%
  7,564,077  LogicLibrary, Inc., Series A                01/02, 08/03, 05/04, 12/04         3,458,450
 20,000,000  ***Pilot Software Inc., Series A                  05/02 & 04/03                4,000,000
 19,995,000  ***Datanautics Inc., Series A                        01/04                     4,000,000
                                                                                         ------------
                                                                                           11,458,450

  INFORMATION SERVICES -- 0.00%
      4,425  Cenquest, Inc., Series 2                              7/01                            --
                                                                                         ------------
  LIFE SCIENCES -- 4.51%
  1,999,999  Archemix Corporation, Inc., Series A           08/02, 01/03, 11/03             1,999,999
    466,666  Archemix Corporation, Inc., Series B              03/04 & 09/04                  466,666
    942,481  Genoptix, Inc., Series B-1                           12/01                     1,253,500
  1,403,696  Genoptix, Inc., Series B-2                     07/03, 09/03, 12/03             1,250,000
    620,580  Genoptix, Inc., Series C                         08/04 & 01/05                   554,178
                                                                                         ------------
                                                                                            5,524,343

  MEDICAL TECHNOLOGY -- 5.24%
  4,166,667  Tensys Medical, Inc., Series C                       03/02                     5,000,000
  1,187,500  Tensys Medical, Inc., Series D                       05/04                     1,425,000
                                                                                         ------------
                                                                                            6,425,000

  OPTICAL -- 11.19%
  4,330,504  LightConnect, Inc., Series B                         07/01                     5,000,000
 12,292,441  LightConnect, Inc., Series C                         12/02                       992,000
    956,234  NanoOpto Corporation, Series A-1                 10/01 & 03/02                        --
                                                              09/03, 11/03,
  3,023,399  NanoOpto Corporation, Series B                   01/04, 07/04                  1,655,118
  5,333,333  OpVista, Inc., Series B                              07/01                            --
 12,671,059  OpVista, Inc., Series C                              09/03                     5,000,000
    102,040  OpVista, Inc., Series D                              11/04                     1,058,000
                                                                                         ------------
                                                                                           13,705,118

  SEMICONDUCTOR -- 11.30%
  7,000,000  Chips & Systems, Inc., Series A                      03/04                     3,500,000
  3,333,333  Monterey Design Systems, Inc., Series 2              06/03                       600,000
  1,538,461  NetLogic Microsystems, Inc., Series D                08/01                            --
  2,211,898  Silverback Systems, Inc., Series B-1                 02/02                       450,052
 34,364,257  Silverback Systems, Inc., Series C           03/03, 09/03, 04/04               4,298,896
  3,096,551  Virtual Silicon Technology, Inc., Series C           12/01                     5,000,000
                                                                                         ------------
                                                                                           13,848,948

WIRELESS -- 5.43%
  4,433,333  Ethertronics, Inc., Series B                 06/01, 09/02, 07/03,
                                                                  05/04                     6,650,000
                                                                                         ------------

             TOTAL PREFERRED STOCKS (Cost $67,685,700)                                     57,611,859
                                                                                         ------------

NOTES -- 4.38%
    ENTERPRISE SOFTWARE -- 2.10%
$   573,270  ***Datanautics, Inc., Bridge Note                12/04 & 01/05                   573,270
                                                              08/04, 09/04,
  2,000,000  ***Pilot Software, Inc., Bridge Note             10/04, 11/04,
                                                                  12/04                     2,000,000
                                                                                         ------------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 -- (CONTINUED)

  PRINCIPAL
AMOUNT/SHARES/                                                 ACQUISITION                  VALUE
PERCENT OWNED                                                    DATE ##                   (NOTE 1)
--------------                                                 -----------               ------------
  SEMICONDUCTOR -- 1.66 %
    211,185  Virtual Silicon Technology, Inc., Bridge Note    10/04 &12/04               $    211,185
  1,159,883  Chips & Systems, Inc., Bridge Note               11/04 & 01/05                 1,159,883
    666,667  Silverback Systems, Inc., Bridge Note                01/05                       666,667
                                                                                         ------------

  WIRELESS -- .21 %
    250,000  Ethertronics, Inc., Bridge Note                                                  250,000
                                                                                         ------------

  OPTICAL -- .41 %
    500,000  NanoOpto Corp., Bridge Note                                                      500,000
                                                                                         ------------

             TOTAL NOTES (Cost $5,361,005)                                                  5,361,005
                                                                                         ------------

WARRANTS -- 0.00%
  WIRELESS -- 0.00%
    100,000  Ethertronics, Inc.                                   09/02                            --
    115,000  Ethertronics, Inc.                                   07/03                            --
     66,667  Ethertronics, Inc.                                   08/03                            --
                                                                                         ------------
                                                                                                   --
             TOTAL WARRANTS (Cost $0.00)
                                                                                         ------------
             TOTAL -- PRIVATE COMPANIES (Cost $81,796,705)                                 62,972,864
                                                                                         ------------

PRIVATE INVESTMENT FUNDS @, # -- 5.58%

      0.40%  Advanced Technology Ventures VII, LP               08/01-10/04                   720,624
      1.48%  Burrill Life Sciences Capital Fund                 12/02-12/04                   902,672
      1.35%  CHL Medical Partners II, LP                        01/02-11/04                   632,377
      4.94%  CMEA Ventures VI, LP                               12/03-01/05                   271,020
      0.36%  Morgenthaler Partners VII, LP                      07/01-01/05                 1,376,456
      0.60%  Prospect Venture Partners II, LP                   06/01-01/05                 1,452,266
      0.90%  Sevin Rosen Fund IX, LP                            10/04-01/05                   300,000
      2.36%  Tallwood II, LP                                    12/02-11/04                   747,891
      1.75%  Valhalla Partners, LP                              10/03-12/04                   435,788
                                                                                         ------------
             TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $8,035,002)                            6,839,094
                                                                                         ------------

INVESTMENT COMPANIES -- 0.76%
    927,901  Dreyfus Government Cash Management Fund
               Institutional Shares (Cost $927,901)                                           927,901
                                                                                         ------------

TOTAL INVESTMENTS (Cost $133,993,614) -- 95.93%                                           117,537,497
OTHER ASSETS & LIABILITIES (NET) -- 4.07%                                                   4,982,109
                                                                                         ------------

NET ASSETS -- 100.00%                                                                    $122,519,606
                                                                                         ------------

# Restricted as to Public Resale.
## Required Disclosure for Restricted Securities Only.
@ Non-Income Producing Securities Only.
**At January 31, 2005 the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate person as defined by the Investment Company Act of 1940. Total market value of affiliated securities owned at January 31, 2005 was $ 58,963,226.
***At January 31, 2005 the Company owned 25% or more of the company's outstanding shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940.
   Total market value of controlled affiliated securities owned at January 31, 2005 was $10,573,270.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Excelsior Venture Investors III, LLC
            --------------------------------------------------------------------


By (Signature and Title)*     /s/ Douglas A. Lindgren
                         -------------------------------------------------------
                              Douglas A. Lindgren, Chief Executive Officer
                              (principal executive officer)

Date           March 31, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Douglas A. Lindgren
                         -------------------------------------------------------
                              Douglas A. Lindgren, Chief Executive Officer
                              (principal executive officer)

Date           March 31, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Robert F. Aufenanger
                         -------------------------------------------------------
                              Robert F. Aufenanger, Treasurer
                              (principal financial officer)

Date           March 31, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.